GOING CONCERN (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Apr. 15, 2013
GOING CONCERN [Abstract]
Net loss	$ (115,021)	$ 2	$ (3,835)	$ (404,551)	$ (408,386)	$ (523,407)	$ (408,386)